Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Net Loss Per Share Attributable to Common Stockholders - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net loss attributable to Nuvve Holding Corp. common stockholders	$ (8,575,188)	$ (6,720,547)	$ (24,697,046)	$ (17,071,274)	$ (24,928,377)	$ (72,842,401)
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, basic	32,191,013	21,952,882	28,172,399	19,972,016	20,971,896	16,654,495
Net Loss per share attributable to Nuvve common stockholders, basic	$ (0.27)	$ (0.31)	$ (0.88)	$ (0.85)	$ (1.19)	$ (4.37)